April 23, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Touchstone Sands Capital Emerging Markets Growth Fund, a series of Touchstone Strategic Trust (the “Trust”) (File Nos. 002-80859 and 811-03651)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 104 (the “Amendment”) to the Trust’s registration statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of incorporating non-material changes and responding to SEC staff comments on Post-Effective Amendment No. 102 filed on February 7, 2014.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC